SEMI-ANNUAL SERVICER’S CERTIFICATE

Dated as of May 24, 2023

Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of May 10, 2022 (the “Servicing Agreement”), between, PACIFIC GAS AND ELECTRIC COMPANY, a California corporation, as Servicer (the “Servicer”), and PG&E Wildfire Recovery Funding LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the June 1, 2023 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: September 1, 2022 to June 1, 2023

Payment Date: June 1, 2023

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
		Fixed Recovery Charge Remittances
	a.	Estimated Fixed Recovery Charges Remitted for November Collection Period		$18,849,329.19
	b.	Estimated Fixed Recovery Charges Remitted for December Collection Period		28,766,174.37
	c.	Estimated Fixed Recovery Charges Remitted for January Collection Period		30,353,375.89
	d.	Estimated Fixed Recovery Charges Remitted for February Collection Period		26,135,891.18
	e.	Estimated Fixed Recovery Charges Remitted for March Collection Period		28,500,202.15
	f.	Estimated Fixed Recovery Charges Remitted for April Collection Period		21,263,369.78
	g.	Estimated Fixed Recovery Charges Remitted for May Collection Period [1]		12,169,189.03
i.	Total Estimated Fixed Recovery Charge Remittances			$166,037,531.59
ii.		Investment Earnings on Collection Account
		iii.	Investment Earnings on Capital Subaccount	225,156.24
		iv.	Investment Earnings on Excess Funds Subaccount	—
		v.	Investment Earnings on General Subaccount	1,667,605.69
vi.		General Subaccount Balance (sum of i through y above)		$167,705,137.28
vii.		Excess Funds Subaccount Balance as of Prior Payment Date		4,291,797.63
viii.		Capital Subaccount Balance as of Prior Payment Date		18,120,044.57
ix.		Collection Account Balance (sum of vi through vii above)		$171,996,933.91

2.	Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Outstanding Amount	$506,611,046.00
ii.	Tranche A-2 Outstanding Amount	540,000,000.00
iii.	Tranche A-3 Outstanding Amount	360,000,000.00
iv.	Tranche A-4 Outstanding Amount	1,260,000,000.00
v.	Tranche A-5 Outstanding Amount	900,000,000.00
vi.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds	$3,566,611,046.00

[1] Based upon Estimated Fixed Recovery Charges remitted during Collection Period (i.e., Estimated Fixed Recovery Charges remitted within two Servicer Business Days of deemed collection date). Does not include reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period

3.	Required Funding/Payments as of Current Payment Date:	$108,281,298.50
	Principal	Principal Due
i.	Tranche A-1	$30,714,498.00
ii.	Tranche A-2	—
iii.	Tranche A-3	—
iv.	Tranche A-4	—
v.	Tranche A-5	—
vi.	For all Tranches of Recovery Bonds:	$30,714,498.00

Interest Tranche		Interest Rate	Days in Interest Period [2]	Principal	Interest Due
v.	Tranche A-1	3.594%	180	506,611,046.00	$9,103,800.50
vi.	Tranche A-2	4.263%	180	540,000,000.00	11,510,100.00
vii	Tranche A-3	4.377%	180	360,000,000.00	7,878,600.00
vii.	Tranche A-4	4.451%	180	1,260,000,000.00	28,041,300.00
vii.	Tranche A-5	4.674%	180	900,000,000.00	21,033,000.00
viii.	For all Tranches of Recovery Bonds:				$77,566,800.50

				Required Level	Funding Required
ix.	Capital Subaccount			$ 18,000,000.00	$—

4.	Outstanding Amounts as of Prior Payment Date:
	i.	Indenture Trustee Fees and Expenses; Indemnity Amounts [3]	$8,500.00
	ii.	Servicing Fee	900,000.00
	iii.	Administration Fee	50,000.00
	iv.	Other Ongoing Financing Costs Expenses	—
	v.	Semi-Annual Interest (including any past-due for prior periods)	$77,566,800.50
	vi.	Return on PG&E Capital Contribution and any remittance of unpaid upfront financing costs	$403,380.00

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Interest Payment	$9,103.80	$9,103,800.50
2	Tranche A-2 Interest Payment	11,510.10	11,510,100.00
3	Tranche A-3 Interest Payment	7,878.60	7,878,600.00
4	Tranche A-4 Interest Payment	28,041.30	28,041,300.00
5	Tranche A-5 Interest Payment	$21,033.00	$21,033,000.00

1 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate
[2] Subject to $200,000 cap per annum

vii.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date		$3,566,611,046.00
	Tranche	Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Princical Payment	$30,714.50	$30,714,498.00
2	Tranche A-2 Princical Payment	—	—
3	Tranche A-3 Princical Payment	—	—
4	Tranche A-4 Princical Payment	—	—
5	Tranche A-5 Princical Payment	—	—
viii.	Semi-Annual Principal		30,714,498.00
ix.	Deposit to Excess Funds Subaccount		58,061,958.79
x.	Released to Issuer upon Retirement of all Notes		—
xi.	Aggregate Remittances as of Current Payment Date		$166,037,531.59

5.	Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i.	Excess Funds Subaccount	$—
ii.	Capital Subaccount	—
iii.	Total Withdrawals	—

6.	Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i.	Tranche A-1	$475,896,548.00
ii.	Tranche A-2	540,000,000.00
iii.	Tranche A-3	360,000,000.00
iv.	Tranche A-4	1,260,000,000.00
v.	Tranche A-5	900,000,000.00
vi.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds:	$3,535,896,548.00
vii.	Excess Funds Subaccount Balance	62,353,755.42
viii.	Capital Subaccount Balance	18,345,200.81
ix.	Aggregate Collection Account Balance	$80,698,956.23

7.	Shortfalls in Interest and Principal Payments as of Current Payment Date
	i.	Semi-annual Interest	$—
		Tranche A-1 Interest Payment	—
		Tranche A-2 Interest Payment	—
		Tranche A-3 Interest Payment	—
		Tranche A-4 Interest Payment	—
		Tranche A-5 Interest Payment	—
	ii.	Semi-annual Principal	$—
		Tranche A-1 Principal Payment	—
		Tranche A-2 Principal Payment	—
		Tranche A-3 Principal Payment	—
		Tranche A-4 Principal Payment	—
		Tranche A-5 Principal Payment	—

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date
	iii.	Capital Subaccount	$—

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.

SERVICER:
PACIFIC GAS AND ELECTRIC COMPANY,
a California corporation

By:	/s/ MARGARET K. BECKER
Margaret K. Becker
Vice President and Treasurer